Form N-1A Cover	Nov. 27, 2024
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	ETF SERIES SOLUTIONS
Entity Central Index Key	0001540305
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 16, 2025
Prospectus Date	Nov. 27, 2024